Item 1. Report to Shareholders

T. Rowe Price Retirement 2030 Fund
--------------------------------------------------------------------------------
May 31, 2004

Certified Annual Report



This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Retirement 2030 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

RETIREMENT 2030 FUND
--------------------------------------------------------------------------------
As of 5/31/04

Combined Index Portfolio *  $14,457
Dow Jones 100% Global Portfolio Index  $15,559
Combined Index Portfolio-Original **  $14,470
Retirement 2030 Fund  $14,282


                                      Dow Jones        Combined
                       Combined     100% Global           Index
                          Index       Portfolio       Portfolio -    Retirement
                      Portfolio*          Index        Original **    2030 Fund

9/30/02              $   10,000      $   10,000      $   10,000      $   10,000

5/03                     11,909          12,063          11,909          11,848

5/04                     14,457          15,559          14,470          14,282


Performance for Advisor and R Class shares will vary from fund shares due to the differing fee structure. See returns table below.


Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Periods Ended 5/31/04                               1 Year              9/30/02
--------------------------------------------------------------------------------

Retirement 2030 Fund                                 20.55%               23.84%

Combined Index Portfolio*                            21.41                24.75

Combined Index Portfolio - Original**                21.51                24.81

Dow Jones 100% Global Portfolio Index                28.98                30.37


* An unmanaged portfolio composed of 90% stocks (12% S&P 500 Stock Index, 22.5% Russell 1000 Growth Index, 22.5% Russell 1000 Value Index, 4.5% Russell Midcap Growth Index, 4.5% Russell Midcap Value Index, 9% Russell 2000 Index, 15% MSCI EAFE Index) and 10% bonds (5% Lehman Brothers U.S. Aggregate Index, 5% CS First Boston High Yield Index).

** An unmanaged portfolio composed of 90% stocks (34.5% S&P 500 Stock Index, 22.5% Russell 1000 Value Index, 4.5% Russell Midcap Growth Index, 4.5% Russell Midcap Value Index, 9% Russell 2000 Index, 15% MSCI EAFE Index) and 10% bonds (5% Lehman Brothers U.S. Aggregate Index, 5% CS First Boston High Yield Index).

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Retirement 2030 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund had a solid return of 20.55% for the year ended May 31, 2004. As shown on the preceding page, the fund modestly trailed its combined index portfolio benchmarks and lagged its Dow Jones index by a wider margin. For the year, strength shown by the underlying Mid-Cap Value and Value Funds could not overcome relative weakness in the International Stock Fund. The High Yield Fund trailed its benchmarks as well, but the New Income Fund outperformed. We would like to welcome Advisor and R Class shareholders. These share classes began operations on October 31, 2003. Advisor Class shares returned 8.48% from inception through May 31, 2004, while R Class shares returned 8.40%.

With this report, we are introducing a slightly revised blended benchmark for the fund. The new benchmark, called Combined Index Portfolio on the preceding page, uses the Russell 1000 Growth Index to track the performance of the underlying Growth Stock Fund. For comparison purposes, we are also providing returns for the previous benchmark (Combined Index Portfolio - Original), which used the S&P 500 Stock Index as the Growth Stock Fund's benchmark. We believe the Russell 1000 Growth Index, which tracks those stocks in the large-cap Russell 1000 with higher price-to-book ratios and higher forecasted growth rates, is more appropriate for the Growth Stock Fund than the S&P 500, which tracks both growth and value large-caps.

As you know, the Retirement 2030 Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio consisting of about 90% stocks and 10% bonds for several years, with an increasing allocation to bonds over time. About 30 years after its designated retirement year, the fund will reach and maintain an allocation of about 20% to stocks. The fund implements its strategy by investing in a set of

[GRAPHIC OMITTED]

Interest Rate Levels
--------------------------------------------------------------------------------

                                     10-Year         5-Year         90-Day
                                    Treasury       Treasury       Treasury
                                        Note           Note           Bill

5/31/03                                 3.37%          2.29%          1.10%
                                        3.51           2.41           0.85
                                        4.41           3.22           0.94
8/03                                    4.46           3.46           0.97
                                        3.94           2.83           0.94
                                        4.29           3.24           0.95
11/03                                   4.33           3.35           0.93
                                        4.25           3.25           0.92
                                        4.13           3.14           0.91
2/04                                    3.97           2.94           0.94
                                        3.84           2.78           0.94
                                        4.51           3.62           0.96
5/31/04                                 4.65           3.79           1.06
underlying T. Rowe Price mutual funds. This fund may be appropriate for individuals who are planning to retire around 2030 and prefer a diversified approach to retirement investing.

The Interest Rate Levels chart reflects the pattern of bond yields over the fund's fiscal year. Intermediate- and long-term yields ended the 12-month period significantly higher, which hampered most fixed-income securities during the entire period. (Bond prices and yields move in opposite directions.)

The Major Index Returns table shows how various asset classes performed over the course of the fiscal year. Stocks posted strong returns despite some weakness at the end of the period. The Russell 2000 small-cap stocks returned about 30%, outperforming the S&P 500 Stock Index's large-caps, which gained 18%. Foreign equities (MSCI EAFE Index) rose 33%, aided by a weak dollar, which fell against most major currencies. Investment-grade bonds (as measured by the Lehman Brothers U.S. Aggregate Index) declined slightly. The CS First Boston index of high-yield bonds gained 13%.

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 5/31/04                                                   12 Months
--------------------------------------------------------------------------------

S&P 500 Stock Index                                                       18.33%

Russell 2000 Index                                                        30.29

MSCI EAFE Index                                                           33.17

Lehman Brothers U.S. Aggregate Index                                      -0.44

CS First Boston High Yield Index                                          13.25


Portfolio Holdings
--------------------------------------------------------------------------------

                                 Target              Actual
                             Allocation          Allocation
                                     at               as of            12-Month
Fund Name                       5/31/04             5/31/04              Return
--------------------------------------------------------------------------------

New Income                          3.5%                3.3%              -0.26%

High Yield                          3.5                 3.4               10.85

Equity Index 500                   12.0                11.3               17.97

Growth Stock                       24.0                24.0               17.79

Value                              24.0                24.0               22.77

Mid-Cap Growth                      4.5                 4.8               25.85

Mid-Cap Value                       4.5                 4.6               30.70

Small-Cap Stock                     9.0                 9.1               24.80

International Growth
& Income                            7.5                 7.8               30.54

International Stock                 7.5                 7.7               24.55


Fund first invested in Mid-Cap Value and International Growth & Income on
2/27/04.

The Portfolio Holdings table shows how the fund's assets were allocated as of May 31, 2004, and the 12-month total return of each underlying fund. As you can see, fund assets were invested at about their target allocations. Please note that the Mid-Cap Value and International Growth & Income Funds were not in the portfolio for the entire period. To increase diversification, the fund began investing in these two underlying funds on February 27, 2004. To balance our exposure to value and growth stocks among mid-caps and foreign stocks, we shifted approximately half of our Mid-Cap Growth Fund and International Stock Fund allocations to Mid-Cap Value and International Growth & Income, respectively.

We thank you for your continued support.

Respectfully,


James S. Riepe
Chairman

June 21, 2004

T. Rowe Price Retirement 2030 Fund
------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights           For a share outstanding throughout each period
------------------------------------------------------------------------------

Investor Class
                                                       Year           9/30/02
                                                      Ended           Through
                                                    5/31/04           5/31/03

NET ASSET VALUE

Beginning of period                              $    11.76        $    10.00

Investment activities

  Net investment income (loss)                         0.11              0.08

  Net realized and unrealized gain (loss)              2.30              1.76

  Total from investment activities                     2.41              1.84

Distributions

  Net investment income                               (0.10)            (0.07)

  Net realized gain                                   (0.02)            (0.01)

  Total distributions                                 (0.12)            (0.08)

NET ASSET VALUE
End of period                                    $    14.05        $    11.76
                                                 -------------------------------

Ratios++

Total return^                                        20.55%            18.48%

Ratio of total expenses to
average net assets                                    0.00%             0.00%+

Ratio of net investment income (loss) to
average net assets                                    0.95%             0.81%+

Portfolio turnover rate                                8.8%              3.1%+

Supplemental Data

Weighted average expense ratio of
underlying Price funds *                              0.84%             0.87%+

Effective expense ratio                               0.84%             0.87%+

Net assets, end of period
(in thousands)                                    $ 232,051          $ 33,639


++ Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. The fund's total return may be higher or lower than the investment results of the individual underlying Price funds.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

+    Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2030 Fund
------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights            For a share outstanding throughout the period
------------------------------------------------------------------------------

Advisor Class

                                                                     10/31/03
                                                                      Through
                                                                      5/31/04

NET ASSET VALUE

Beginning of period                                                $    13.05

Investment activities

  Net investment income (loss)                                           0.10

  Net realized and unrealized gain (loss)                                1.00

  Total from investment activities                                       1.10

Distributions

  Net investment income                                                 (0.10)

  Net realized gain                                                     (0.02)

  Total distributions                                                   (0.12)

NET ASSET VALUE
End of period                                                      $    14.03
                                                                   ----------

Ratios++

Total return^                                                           8.48%

Ratio of total expenses to average net assets                           0.25%+

Ratio of net investment income (loss) to
average net assets                                                      0.70%+

Portfolio turnover rate                                                  8.8%

Supplemental Data

Weighted average expense ratio
of underlying Price funds *                                             1.09%+

Effective expense ratio                                                 1.34%+

Net assets, end of period
(in thousands)                                                     $    1,824



++ Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. The fund's total return may be higher or lower than the investment results of the individual underlying Price funds.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

+    Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2030 Fund
------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights            For a share outstanding throughout the period
------------------------------------------------------------------------------

R Class

                                                                     10/31/03
                                                                      Through
                                                                      5/31/04

NET ASSET VALUE

Beginning of period                                                $    13.05

Investment activities

  Net investment income (loss)                                           0.09

  Net realized and unrealized gain (loss)                                1.00

  Total from investment activities                                       1.09

Distributions

  Net investment income                                                 (0.09)

  Net realized gain                                                     (0.02)

  Total distributions                                                   (0.11)

NET ASSET VALUE
End of period                                                      $    14.03
                                                                   ----------

Ratios++

Total return^                                                           8.40%

Ratio of total expenses to average net assets                           0.37%+

Ratio of net investment income (loss) to
average net assets                                                      0.47%+

Portfolio turnover rate                                                  8.8%

Supplemental Data

Weighted average expense ratio
of underlying Price funds *                                             1.22%+

Effective expense ratio                                                 1.59%+

Net assets, end of period
(in thousands)                                                     $    1,030


++ Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. The fund's total return may be higher or lower than the investment results of the individual underlying Price funds.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2030 Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004


                                       Percent of
PORTFOLIO OF INVESTMENTS (1)           Net Assets         Shares          Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

T. Rowe Price Growth
Stock Fund                                  24.0%      2,296,449         56,470

T. Rowe Price Value Fund                    24.0       2,761,621         56,309

T. Rowe Price Equity
Index 500 Fund                              11.3         875,564         26,486

T. Rowe Price Small-Cap
Stock Fund                                   9.1         742,790         21,422

T. Rowe Price International
Growth & Income Fund                         7.8       1,726,708         18,251

T. Rowe Price International
Stock Fund                                   7.7       1,559,501         17,997

T. Rowe Price Mid-Cap
Growth Fund *                                4.8         250,163         11,240

T. Rowe Price Mid-Cap
Value Fund                                   4.6         509,093         10,832

T. Rowe Price High Yield Fund                3.4       1,188,841          8,132

T. Rowe Price New Income Fund                3.3         875,600          7,767

Total Investments in Securities

100.0% of Net Assets (Cost $222,808)                                 $  234,906
                                                                   -------------

(1)  Denominated in U.S. dollar unless otherwise noted

*    Non-income producing


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2030 Fund
------------------------------------------------------------------------------
Certified Annual Report                                          May 31, 2004


Statement of Assets and Liabilities
------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $222,808)                $  234,906

Other assets                                                              800

Total assets                                                          235,706

Liabilities

Total liabilities                                                         801

NET ASSETS                                                         $  234,905
                                                                   ----------

Net Assets Consist of:

Undistributed net investment income (loss)                         $      349

Undistributed net realized gain (loss)                                  2,416

Net unrealized gain (loss)                                             12,098

Paid-in-capital applicable to 16,720,003 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                    220,042

NET ASSETS                                                         $  234,905
                                                                   ----------

NET ASSET VALUE PER SHARE

Investor Class
($232,050,677/16,516,494 shares outstanding)                       $    14.05
                                                                   ----------

Advisor Class
($1,824,308/130,056 shares outstanding)                            $    14.03
                                                                   ----------

R Class
($1,030,321/73,453 shares outstanding)                             $    14.03
                                                                   ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2030 Fund
------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
------------------------------------------------------------------------------
($ 000s)

                                                                         Year
                                                                        Ended
                                                                      5/31/04

Investment Income (Loss)

Income

  Income distributions from underlying Price funds                 $    1,034

Expenses

  Shareholder servicing

    Investor Class                                                        385

    R Class                                                                 1

  Registration                                                            109

  Accounting                                                               41

  Prospectus and shareholder reports

    Investor Class                                                         29

    Advisor Class                                                           1

    R Class                                                                 1

  Legal and audit                                                          18

  Directors                                                                 5

  Rule 12b-1 fees

    Advisor Class                                                           1

    R Class                                                                 1

  Miscellaneous                                                             1

  Expenses reimbursed by underlying Price funds                          (591)

  Total expenses                                                            2

Net investment income (loss)                                            1,032

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Sales of underlying Price funds                                       2,357

  Capital gain distributions from underlying Price funds                  198

  Net realized gain (loss)                                              2,555

Change in net unrealized gain (loss) on
underlying Price funds                                                  9,534

Net realized and unrealized gain (loss)                                12,089

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $   13,121
                                                                   ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2030 Fund
------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
------------------------------------------------------------------------------
($ 000s)

                                                       Year           9/30/02
                                                      Ended           Through
                                                    5/31/04           5/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                   $    1,032        $       41

  Net realized gain (loss)                            2,555                 2

  Change in net unrealized gain (loss)                9,534             2,564

  Increase (decrease) in net
  assets from operations                             13,121             2,607


Distributions to shareholders

  Net investment income

    Investor Class                                     (710)               (9)

    Advisor Class                                        (2)             --

    R Class                                              (2)             --

  Net realized gain

    Investor Class                                     (140)               (2)

  Decrease in net assets from distributions            (854)              (11)

Capital share transactions *

  Shares sold

    Investor Class                                  204,230            31,857

    Advisor Class                                     2,074                --

    R Class                                           1,311                --

  Distributions reinvested

    Investor Class                                      848                10

    Advisor Class                                         2                --

    R Class                                               2                --

  Shares redeemed

    Investor Class                                  (18,886)             (849)

    Advisor Class                                      (290)               --

    R Class                                            (292)               --

  Increase (decrease) in net assets
  from capital share transactions                   188,999            31,018

Net Assets

Increase (decrease) during period                   201,266            33,614

Beginning of period                                  33,639                25

End of period                                    $  234,905        $   33,639
                                                 -------------------------------

(Including undistributed net investment income of $349 at 5/31/04 and $31 at 5/31/03)

T. Rowe Price Retirement 2030 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(000s)

*Share information

  Shares sold

    Investor Class                                   14,979             2,936

    Advisor Class                                       151                --

    R Class                                              95                --

  Distributions reinvested

    Investor Class                                       63                 1

    Advisor Class                                        --                --

    R Class                                              --                --

  Shares redeemed

    Investor Class                                   (1,387)              (79)

    Advisor Class                                       (21)               --

    R Class                                             (21)               --

  Increase (decrease) in shares outstanding          13,859             2,858


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2030 Fund
--------------------------------------------------------------------------------
Certified Annual Report                                           May 31, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2030 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a combination of T. Rowe Price mutual funds (underlying Price funds) representing different types of stocks and bonds, with an increasing allocation to bonds over time. The fund's allocation to stocks will remain fixed at 20% approximately 30 years after the year 2030.

The fund has three classes of shares: the Retirement 2030 Fund original share class, referred to in this report as the Investor Class, offered since September 30, 2002; Retirement 2030 Fund-Advisor Class (Advisor Class), offered since October 31, 2003; and Retirement 2030 Fund-R Class (R Class), also offered since October 31, 2003. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Class Accounting
The Advisor Class and R Class each pay distribution, shareholder servicing, and/or administrative expenses in the form of Rule 12b-1 fees in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average net assets. Investment income and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds are recorded on the ex-dividend date. Purchases and sales of the underlying Price funds are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to the fund's shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price funds during the year ended May 31, 2004 aggregated $188,155,000 and $9,804,000, respectively.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2004 were characterized as follows for tax purposes:
--------------------------------------------------------------------------------

Ordinary income                                               $       784,000

Long-term capital gains                                                70,000

Total distributions                                           $       854,000
                                                              ---------------



At May 31, 2004, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

Unrealized appreciation                                       $    12,624,000

Unrealized depreciation                                              (526,000)

Net unrealized appreciation (depreciation)                         12,098,000

Undistributed ordinary income                                         718,000

Undistributed long-term capital gains                               2,047,000

Paid-in capital                                                   220,042,000

Net assets                                                    $   234,905,000
                                                              ---------------



At May 31, 2004, the cost of investments for federal income tax purposes was $222,808,000.


NOTE 4 - RELATED PARTIES

T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of
T. Rowe Price Group, Inc., is the investment manager for the fund, and also serves as manager for the domestic underlying Price funds. T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, is the investment manager for the Retirement Income Fund and international underlying Price funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative, transfer and dividend disbursing agent, accounting, marketing, and certain other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price funds.

The fund pays no management fees; however, Price Associates and Price International receive management fees from the underlying Price funds. The fund operates in accordance with the investment management and special servicing agreements between and among the corporation, the underlying Price funds, Price Associates, and T. Rowe Price Services, Inc., a wholly owned subsidiary of Price Associates. Pursuant to these agreements, expenses associated with the operation of the fund, other than class-specific Rule 12b-1 fees, are reimbursed by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the fund. Therefore, the expense ratio of each class reflects only its Rule 12b-1 fees. In addition, however, the fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At May 31, 2004, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement 2030 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Retirement Funds, Inc. and Shareholders of T. Rowe Price Retirement 2030 Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Retirement 2030 Fund (one of the portfolios comprising T. Rowe Price Retirement Funds, Inc., hereafter referred to as the "Fund") at May 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the transfer agent, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
June 22, 2004

T. Rowe Price Retirement 2030 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 5/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o    $70,000 from short-term capital gains

o $70,000 from long-term capital gains, of which $46,000 was subject to the 15% rate gains category, and $24,000 to the 20% rate gains category.

For taxable non-corporate shareholders, $612,000 of the fund's income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $449,000 of the fund's income qualifies for the dividends- received deduction.


Information On Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Retirement 2030 Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Retirement 2030 Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors
Name
(Year of Birth)           Principal Occupation(s) During Past 5 Years and
Year Elected*             Directorships of Other Public Companies

Anthony W. Deering        Director, Chairman of the Board, and Chief Executive
(1945)                    Officer, The Rouse Company, real estate developers;
2002                      Director, Mercantile Bank(4/03 to present)

Donald W. Dick, Jr.       Principal, EuroCapital Advisors, LLC, an acquisition
(1943)                    and management advisory firm
2002

David K. Fagin            Director, Golden Star Resources Ltd., Canyon Resources
(1938)                    Corp. (5/00 to present), and Pacific Rim Mining Corp.
2002                      (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn             Managing Director and President, Global Private Client
(1943)                    Services, Marsh Inc. (1999-2003); Managing Director
2003                      and Head of International Private Banking, Bankers
                          Trust (1996-1999); Director, Eli Lilly and Company and Georgia Pacific

F. Pierce Linaweaver      President, F. Pierce Linaweaver & Associates, Inc.,
(1934)                    consulting environmental and civil engineers
2002

John G. Schreiber         Owner/President, Centaur Capital Partners, Inc., a
(1946)                    real estate investment company; Partner, Blackstone
2002                      Real Estate Advisors, L.P.; Director, AMLI Residential
                          Properties Trust and The Rouse Company, real estate developers

* Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors
Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price        Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]            Directorships of Other Public Companies

James A.C. Kennedy, CFA         Director and Vice President, T. Rowe Price and
(1953)                          T. Rowe Price Group, Inc.
 2002
[43]

James S. Riepe                  Director and Vice President, T. Rowe Price;
(1943)                          Vice Chairman of the Board, Director, and Vice
2002                            President, T. Rowe Price Group, Inc.; Chairman
[111]                           of the Board and Director, T. Rowe Price Global
                                Asset Management Limited,T. Rowe Price Global
                                Investment Services Limited, T. Rowe Price
                                Investment Services, Inc., T. Rowe Price
                                Retirement Plan Services, Inc., and T. Rowe
                                Price Services, Inc.; Chairman of the Board,
                                Director, President, and Trust Officer, T. Rowe
                                Price Trust Company; Director, T. Rowe Price
                                International, Inc.; Director, The Nasdaq Stock
                                Market, Inc.; Chairman of the Board, Retirement
                                Funds

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Brian W.H. Berghuis, CFA (1958)         Vice President, T. Rowe Price and
Vice President, Retirement Funds        T. Rowe Price Group, Inc.


Stephen W. Boesel (1944)                Vice President, T. Rowe Price, T. Rowe
Executive Vice President,               Price Group, Inc., and T. Rowe Price
Retirement Funds                        Trust Company

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, Retirement Funds        Price Group, Inc., and T. Rowe Price
                                        Trust Company

Joseph A. Carrier (1960)                Vice President, T. Rowe Price, T. Rowe
Treasurer, Retirement Funds             Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Jerome A. Clark, CFA (1961)             Vice President, T. Rowe Price, T. Rowe
Vice President, Retirement Funds        Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, Retirement Funds        Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Gregory S. Golczewski (1966)            Vice President, T. Rowe Price and
Vice President, Retirement Funds        T. Rowe Price Trust Company

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, Retirement Funds        Investment Services, Inc., T. Rowe Price
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price Group, Inc.,
                                        T. Rowe Price  International, Inc., and
                                        T. Rowe Price Retirement Plan Services,
                                        Inc.

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe Price
Secretary, Retirement Funds             and T. Rowe Price Investment Services,
                                        Inc.

Gregory A. McCrickard, CFA (1958)       Vice President, T. Rowe Price, T. Rowe
Vice President, Retirement Funds        Price Group, Inc., and T. Rowe Price
                                        Trust Company

George A. Murnaghan (1956)              Vice President, T. Rowe Price, T. Rowe
Vice President, Retirement Funds        Price Group, Inc., T. Rowe Price Inter-
                                        national, Inc., T. Rowe Price Investment
                                        Services, Inc., and T. Rowe Price Trust
                                        Company

Edmund M. Notzon III, PhD, CFA (1945)   Vice President, T. Rowe Price, T. Rowe
President, Retirement Funds             Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company


Larry J. Puglia, CFA, CPA (1960)        Vice President, T. Rowe Price and
Vice President, Retirement Funds        T. Rowe Price Group, Inc.

Brian C. Rogers, CFA, CIC (1955)        Chief Investment Officer, Director, and
Vice President, Retirement Funds        Vice President, T. Rowe Price and
                                        T. Rowe Price Group, Inc.; Director,
                                        T. Rowe Price International, Inc.;
                                        Director and Vice President,T. Rowe
                                        Price Trust Company

Mark J. Vaselkiv (1958)                 Vice President, T. Rowe Price and
Vice President, Retirement Funds        T. Rowe Price Group, Inc.

David J.L. Warren (1957)                Director and Vice President, T. Rowe
Vice President, Retirement Funds        Price; Vice President, T. Rowe Price
                                        Group, Inc.; Chief Executive Officer,
                                        Director, and Vice President, T. Rowe
                                        Price International, Inc.; Director,
                                        T. Rowe Price Global Asset Management
                                        Limited and T. Rowe Price Global
                                        Investment Services Limited

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Richard T. Whitney, CFA (1958)          Vice President, T. Rowe Price, T. Rowe
Vice President, Retirement Funds        Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Edward A. Wiese, CFA (1959)             Vice President, T. Rowe Price, T. Rowe
Vice President, Retirement Funds        Price Group, Inc., and T. Rowe Price
                                        Trust Company; Chief Investment Officer,
                                        Director, and Vice President, T. Rowe
                                        Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                             $10,774                $6,103
     Audit-Related Fees                         434                    --
     Tax Fees                                 2,730                 1,391
     All Other Fees                             124                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $819,000 and $671,000 respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 16, 2004